Stock Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense	$ 38	$ 37	$ 22
Total related tax benefits	13	13	8
2006 restricted stock [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense			(2)
2007 restricted stock and performance shares [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense		1	5
2008 restricted stock [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense	1	5	5
2009 restricted stock units [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense	12	16	14
2010 restricted stock units [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense	12	15
2011 restricted stock units [Member]
Compensation Expense Related To Stock Based Compensation And Related Tax Benefits
Total compensation expense	$ 13